Commitments and Contingencies (Details) (USD $)	9 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 20, 2011 [SmEnergyLitigationMember]	Jul. 31, 2011 [SmEnergyLitigationMember]	Jan. 17, 2012 [SmEnergyCompanyMember]	Dec. 14, 2011 [SmEnergyCompanyMember]	Jul. 31, 2011 [SmEnergyCompanyMember]
Business Combination, Separately Recognized Transactions [Line Items]
Contract Date							July 17, 2011
Payments to Acquire Oil and Gas Property	$ 228,437,000	$ 22,898,000					$ 110,000,000
Oil And Gas Business Combination Valuation Of Defects Threshold							15.00%
Termination Date					January 17, 2012	December 14, 2011
Applicable Asset Group						85,000,000
Loss Contingencies [Line Items]
Lawsuit Filing Date			December 20, 2011
Valuation Of Defects Threshold				15.00%
Loss Contingency Counterclaim Amount			$ 6,000,000